Investments - Available-for-sale Securities (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Cost or Amortized Cost
Equity securities	$ 6,939	$ 6,939
Fixed maturities	1,080,464	757,188
Subtotal	1,158,470	897,140
Securities pledged	71,067	133,013
Total	1,087,403	764,127
Gross Unrealized Gains
Subtotal	35,500	28,134
Securities pledged	492	3,884
Total	35,008	24,250
Gross Unrealized Losses
Subtotal	(11,585)	(18,476)
Securities pledged	(819)	(2,975)
Total	(10,766)	(15,501)
Fair Value
Equity securities	6,241	6,287
Fixed maturities	1,105,404	766,589
Subtotal	1,182,385	906,798
Securities pledged	70,740	133,922
Total	1,111,645	772,876
Common Stock
Cost or Amortized Cost
Equity securities	1,939	1,939
Gross Unrealized Gains
Equity securities	0	0
Gross Unrealized Losses
Equity securities	(390)	0
Fair Value
Equity securities	1,549	1,939
Preferred stock
Cost or Amortized Cost
Equity securities	5,000	5,000
Gross Unrealized Gains
Equity securities	0	0
Gross Unrealized Losses
Equity securities	(308)	(652)
Fair Value
Equity securities	4,692	4,348
U.S. Treasury and Federal agencies
Cost or Amortized Cost
Fixed maturities	28,022	30,655
Gross Unrealized Gains
Fixed maturities	1,053	920
Gross Unrealized Losses
Fixed maturities	(34)	0
Fair Value
Fixed maturities	29,041	31,575
States and political subdivisions bonds
Cost or Amortized Cost
Fixed maturities	104,300	101,105
Gross Unrealized Gains
Fixed maturities	2,269	1,681
Gross Unrealized Losses
Fixed maturities	(2,175)	(3,202)
Fair Value
Fixed maturities	104,394	99,584
Residential mortgage-backed securities
Cost or Amortized Cost
Fixed maturities	379,763	272,820
Gross Unrealized Gains
Fixed maturities	4,575	4,136
Gross Unrealized Losses
Fixed maturities	(5,152)	(7,527)
Fair Value
Fixed maturities	379,186	269,429
Corporate bonds
Cost or Amortized Cost
Fixed maturities	617,880	477,442
Gross Unrealized Gains
Fixed maturities	27,478	21,397
Gross Unrealized Losses
Fixed maturities	(3,526)	(7,044)
Fair Value
Fixed maturities	641,832	491,795
Commercial mortgage-backed securities
Cost or Amortized Cost
Fixed maturities	21,566	8,179
Gross Unrealized Gains
Fixed maturities	125	0
Gross Unrealized Losses
Fixed maturities	0	(51)
Fair Value
Fixed maturities	$ 21,691	$ 8,128